Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Revenues	$ 853	$ 763	$ 2,032
Research and development expenses	(9,850)	(11,951)	(10,976)
General and administrative expenses	(3,845)	(2,951)	(3,063)
Operating loss	(12,842)	(14,139)	(12,007)
Total financial income (expense), net	227	(304)	(618)
Loss before taxes on income	(12,615)	(14,443)	(12,625)
Taxes on income
Net loss	(12,615)	(14,443)	(12,625)
Deemed dividend	(2,590)	(715)
Total comprehensive loss	$ (15,205)	$ (15,158)	$ (12,625)
Basic and diluted net loss per share (in Dollars per share)	$ (0.03)	$ (0.04)	$ (0.14)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in Shares)	553,079,638	358,411,297	85,909,859